UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     April 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $211,743 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     5115    78750 SH       Sole                    44747        0    34003
AKAMAI TECHNOLOGIES INC        COM              00971t101     9082   322530 SH       Sole                   181495        0   141035
AMBAC FINL GROUP INC           COM              023139108     2275   395648 SH       Sole                   218922        0   176726
AMERICAN INTL GROUP INC        COM              026874107     6533   151056 SH       Sole                    83342        0    67714
AMPHENOL CORP NEW              CL A             032095101     4732   127041 SH       Sole                    72120        0    54921
BROADCOM CORP                  CL A             111320107     7158   371480 SH       Sole                   213885        0   157595
CARDINAL HEALTH INC            COM              14149y108     7230   137680 SH       Sole                    81690        0    55990
CISCO SYS INC                  COM              17275R102     4867   202050 SH       Sole                   114425        0    87625
CITIGROUP INC                  COM              172967101     6856   320073 SH       Sole                   180827        0   139246
COACH INC                      COM              189754104    10374   344070 SH       Sole                   192127        0   151943
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9257   321105 SH       Sole                   179490        0   141615
DANAHER CORP DEL               COM              235851102     5137    67563 SH       Sole                    37454        0    30109
EBAY INC                       COM              278642103     4819   161490 SH       Sole                    91045        0    70445
FEDEX CORP                     COM              31428x106     5822    62821 SH       Sole                    35106        0    27715
FISERV INC                     COM              337738108     4828   100393 SH       Sole                    55913        0    44480
GENENTECH INC                  COM NEW          368710406    10337   127335 SH       Sole                    71995        0    55340
GOOGLE INC                     CL A             38259p508     3784     8590 SH       Sole                     4832        0     3758
HOME DEPOT INC                 COM              437076102     5415   193595 SH       Sole                   108125        0    85470
ILLINOIS TOOL WKS INC          COM              452308109     4913   101859 SH       Sole                    57160        0    44699
JOHNSON CTLS INC               COM              478366107     4432   131120 SH       Sole                    73830        0    57290
KOHLS CORP                     COM              500255104     6886   160559 SH       Sole                    96361        0    64198
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     4653    42555 SH       Sole                    23835        0    18720
LIVEPERSON INC                 COM              538146101       35    11280 SH       Sole                     9105        0     2175
MANITOWOC INC                  COM              563571108     5213   127770 SH       Sole                    71570        0    56200
MEMC ELECTR MATLS INC          COM              552715104     6196    87395 SH       Sole                    48990        0    38405
NII HLDGS INC                  CL B NEW         62913f201     6902   217175 SH       Sole                   119770        0    97405
NIKE INC                       CL B             654106103     5998    88205 SH       Sole                    49133        0    39072
SCHWAB CHARLES CORP NEW        COM              808513105     9142   485497 SH       Sole                   271970        0   213527
STAPLES INC                    COM              855030102    10725   485057 SH       Sole                   272047        0   213010
STRYKER CORP                   COM              863667101     4747    72975 SH       Sole                    39878        0    33097
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4945   107053 SH       Sole                    60469        0    46584
UNITED TECHNOLOGIES CORP       COM              913017109     4837    70279 SH       Sole                    39374        0    30905
UNITEDHEALTH GROUP INC         COM              91324p102     6762   196808 SH       Sole                   110200        0    86608
WEATHERFORD INTERNATIONAL LT   COM              g95089101    11736   161938 SH       Sole                    87868        0    74070